Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Deposits in banks	₩ 52,941	₩ 48,005
Money market instruments	26,487	38,046
Total	₩ 79,428	₩ 86,051	₩ 39,095	₩ 16,720